Statement of Changes in Stockholders' Equity (USD $)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Unearned Stock Compensation [Member]	Retained Earnings
Beginning Balance at Dec. 31, 2009	$ 763,506	$ 2	$ 105,954	$ 2,909,518	$ (68,333)	$ (2,183,635)
Beginning Balance (Shares) at Dec. 31, 2009	0	2,000	105,954,395	0	0	0
Compensation recognized under consulting agreement (May 31, 2008)	20,000	0	0	0	20,000	0
Waiver of related party expense	22,440	0	0	22,440	0	0
Options issued for services	2,108	0	0	2,108	0	0
Common shares issued for services	240,143	0	2,426	237,717	0	0
Common shares issued for services (Shares)	0	0	2,426,000	0	0	0
Common shares issued for purchase of assets	23,750	0	250	23,500	0	0
Common shares issued for purchase of assets (Shares)	0	0	250,000	0	0	0
Common shares issued for cash	2,000,000	0	14,815	1,985,185	0	0
Common shares issued for cash (Shares)	0	0	14,814,814	0	0	0
Net Income (Loss)	23,600	0	0	0	0	23,600
Balance at Dec. 31, 2010	3,095,547	2	123,445	5,180,468	(48,333)	(2,160,035)
Balance (Shares) at Dec. 31, 2010	0	2,000	123,445,209	0	0	0
Compensation recognized under consulting agreement (May 31, 2008)	20,000	0	0	0	20,000	0
Waiver of related party expense	22,440	0	0	22,440	0	0
Options issued for services	98,500	0	0	98,500	0	0
Common shares issued for services	669,490	0	3,415	666,075	0	0
Common shares issued for services (Shares)	0	0	3,415,000	0	0	0
Common shares issued for cash	4,256,000	0	27,529	4,228,471	0	0
Common shares issued for cash (Shares)	0	0	27,529,087	0	0	0
Net Income (Loss)	(2,937,062)	0	0	0	0	(2,937,062)
Balance at Dec. 31, 2011	$ 5,224,915	$ 2	$ 154,389	$ 10,195,954	$ (28,333)	$ (5,067,097)
Balance (Shares) at Dec. 31, 2011	0	2,000	154,389,296	0	0	0